LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES	6 Months Ended
Jun. 30, 2022
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES

23.LIABILITIES FOR ASSETS ACQUISITIONS AND ASSOCIATES

	June 30,	December 31,
	2022	2021
Assets acquisitions
Vitex/Parkia (1)	1,765,206
	1,765,206
Business combination
Facepa (2)	42,987	40,863
Vale Florestar Fundo de Investimento em Participações ("VFFIP") (3)	362,074	365,089
	405,061	405,952
	2,170,267	405,952

Current	1,870,699	99,040
Non-current	299,568	306,912

1)	On April 28, 2022, the Company acquired all the shares of the Parkia structure companies, for the amount of US$667,000 (equivalent to R$3,444,255 on the date of execution of the agreement), upon payment of US$330,000 (equivalent to R$1,704,054 on the date of the transaction) and the remaining to be paid on June 22, 2023 (note 1.2.4).
2)	Acquired in March 2018, for the amount of R$307,876, upon payment of R$267,876 and the remaining updated at IPCA, adjusted by possible losses incurred up to the payment date, with maturities in March 2023 and March 2028.
3)	On August 2014, the Company acquired the Vale Florestar S.A. through VFFIP, for the total amount of R$528,941 with a upon payment of R$44,998 and remaining with maturity to August 2029. The annual settlements, carried out in the month of August, are subject to interest and updated by the variation of the U.S. Dollar exchange rate and partially updated by the IPCA.